Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
Income Tax Disclosure [Abstract]
Schedule of Income (Loss) before Income Taxes
The components of loss before income taxes for the years ended December 31, 2018, 2017, and 2016, are presented below:

	2018	2017	2016
Domestic	$(9,702,869)	$(6,526,706)	$(5,950,862)
Foreign	(679,190)	(2,731,941)	(2,519,799)
Loss before income taxes	$(10,382,059)	$(9,258,647)	$(8,470,661)

Schedule of Effective Income Tax Rate Reconciliation
Income taxes computed using the federal statutory income tax rate differs from the Company’s effective tax rate for the years ended December 31, 2018, 2017, and 2016, primarily due to the following:

	2018	2017	2016
Income tax benefit	$(2,180,233)	$(3,147,940)	$(2,880,025)
State and provincial income tax, net of federal benefit	(534,789)	(678,438)	(604,354)
Permanent differences	53,795	(2,923)	234,247
US-Foreign rate differential	(13,955)	371,551	359,729
Other, net	1,182,900	(98,947)	73,220
Effect of tax reform	0	3,687,844	—
	(1,492,282)	131,147	(2,817,183)
Change in valuation allowance	1,492,282	(131,147)	2,817,183
Total income tax	$—	$—	$—

Schedule of Deferred Tax Assets and Liabilities
Significant components of the Company’s deferred tax assets and liabilities are as follows:

	2018	2017
Deferred tax assets:
Net operating loss carryforwards	$14,120,607	$12,411,425
Foreign research and development tax credit carryforwards	2,628,190	2,832,340
Property and equipment	463,343	482,161
Other	19,695	13,627
Total deferred tax assets	$17,231,835	$15,739,553
Valuation allowance	$(17,231,835)	$(15,739,553)
Net deferred tax assets	$—	$—